SHARE BASED COMPENSATION - Summary of share option activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	$ 15,609,141	$ 9,736,901	$ 10,147,362
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding at the beginning	24,379,901	26,107,401
Granted	1,500,000
Exercised	(2,307,445)	(1,727,500)
Outstanding at the end	23,572,456	24,379,901	26,107,401
Outstanding at the beginning	$ 0.02993	$ 0.03001
Granted	0.4
Exercised	0.05167	0.03112
Outstanding at the end	$ 0.16411	$ 0.02993	$ 0.03001
Weighted average remaining contractual life	3 years 3 months 18 days	3 years 10 months 6 days	4 years 9 months 29 days
Aggregate intrinsic value	$ 10,312,765	$ 10,450,903	$ 7,243,680
Share-based compensation	100,636	$ 111,536	$ 612,686
Total unrecognized share based compensation expense	$ 6,153,674
Weighted average period expected to be recognized for unrecognized share based compensation expense	4 years